K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Diane E. Ambler 202.778.9886 Fax: 202.778.9100 diane.ambler@klgates.com

February 10, 2016

EDGAR FILING

U. S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Metropolitan Life Insurance Company
Form S-3 Registration Statement
File No. 333-

Dear Sir or Madam:

On behalf of Metropolitan Life Insurance Company (the “Company”), transmitted herewith for filing with the U.S. Securities and Exchange Commission (the “Commission”) pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of a registration statement on Form S-3 (the “Registration Statement”) with respect to the Shield Level Selector 6-Year Annuity Contract, a single premium deferred index-linked annuity contract that includes shield options which permit contract owners to potentially receive interest equal to percentage returns of certain indices up to a cap rate or step rate with some downside protection against decreases in index value (the “Contract”). The Registration Statement is being filed primarily for the purpose of registering additional securities in the same class as already in effect for the Contract pursuant to a registration statement filed on Form S-3 (1933 Act File No. 333-200996) and to include minor updates to certain disclosure. There have been no material changes to the Prospectus.

The Registration Statement includes a delaying amendment in accordance with Rule 473 under the 1933 Act. The Company requests that the Commission declare the Registration Statement effective on May 2, 2016, or as soon thereafter as practicable. The Company intends to file a pre-effective amendment in April to (i) incorporate the requisite financial statements by reference, (ii) include the auditor’s consent, the legality of shares opinion and any other required exhibits, and (iii) address any comments raised by the Commission staff.

U.S. Securities and Exchange Commission

February 10, 2016

This transmission contains conformed signature pages, the manually signed originals of which are maintained at the Company’s offices. Please contact the undersigned at (202) 778-9886 with any questions or comments.

Sincerely,

/s/ Diane E. Ambler

Diane E. Ambler

Enclosure

cc	Michele Abate, Esq.
Metropolitan Life Insurance Company